Reinsurance - Summary of Assumed and Ceded Reinsurance on Premiums Written, Premiums Earned and Insurance Losses and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Premiums written:
Direct	$ 2,446.6	$ 2,531.7	$ 2,341.4
Assumed	1,521.0	1,807.0	1,597.0
Ceded	(1,385.7)	(1,442.7)	(1,350.7)
Net premiums written	2,581.9	2,896.0	2,587.7
Premiums earned:
Direct	2,444.8	2,370.8	2,139.1
Assumed	1,562.0	1,617.2	1,479.2
Ceded	(1,392.3)	(1,299.3)	(1,207.8)
Net premiums earned	2,614.5	2,688.7	2,410.5
Insurance losses and loss adjustment expenses:
Direct	1,644.5	1,574.2	1,499.8
Assumed	707.2	939.5	1,000.6
Ceded	(798.7)	(833.7)	(807.1)
Net insurance losses and loss adjustment expenses	$ 1,553.0	$ 1,680.0	$ 1,693.3